Shareholders' Equity	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016
Equity [Abstract]
Shareholders' Equity

Note 11. Shareholders’ Equity

Prior to the IPO, the Company’s certificate of incorporation allowed for the issuance of up to 46,000,000 Class A common shares and for the issuance of up to 43,200,000 Class B common shares. Concurrent with the closing of the Company’s IPO, the Company amended its certificate of incorporation to provide for the automatic reclassification of its Class A common stock and Class B common stock into a single class of common stock, of which 605,000,000 shares are designated as common stock, and 95,000,000 shares are designated as preferred stock and to effect an 80-for-one stock split.

Shareholder Rights: Prior to the Company’s IPO completed on February 1, 2017, all current shareholders of the Company were a party to the Amended Shareholders Agreement (the “Shareholders Agreement”) which governed the shareholders’ voting rights, right to transfer securities, rights in the event of a sale of the Company or other liquidity event and other special approval rights. Under the terms of the Shareholders Agreement, the Company was required (at the shareholder’s option) or had the option to purchase the shareholder’s common stock upon termination, disability, death or retirement if the shareholder was an employee. If an employee shareholder was terminated for cause or the employee shareholder departed for any reason other than death, disability or retirement, the purchase price of the common stock was the lesser of termination book value or cost. In the case of termination for any other reason and in the case of death, disability or retirement, the purchase price was a price per share equal to the fair market value as determined by the Company’s board of directors. In connection with the IPO, the Company entered into an amended and restated shareholders agreement with certain shareholders. The amended and restated shareholders agreement became effective upon completion of the IPO and replaced the Shareholders Agreement that was in effect immediately prior to the IPO.

Note 13. Shareholders’ Equity

The Company’s amended certificate of incorporation allow for the issuance of up to 46,000,000 Class A common shares and for the issuance of up to 43,200,000 Class B common shares.

Shareholder Rights: All current shareholders of the Company are a party to the Amended Shareholders Agreement (the “Shareholders Agreement”) which governs the shareholders’ voting rights, right to transfer securities, rights in the event of a sale of the Company or other liquidity event and other special approval rights. Under the terms of the Shareholders Agreement, the Company may be required (at the shareholder’s option) or have the option to purchase the shareholder’s common stock upon termination, disability, death or retirement if the shareholder is an employee. If an employee shareholder is terminated for cause or the employee shareholder departs for any reason other than death, disability or retirement, the purchase price of the common stock will be the lesser of termination book value or cost. In the case of termination for any other reason and in the case of death, disability or retirement, the purchase price shall be a price per share equal to the fair market value as determined by the Company’s board of directors. Holders of the Company’s Class A common stock have one vote per share and holders of the Company’s Class B common stock have two votes per share.